Segment information and revenue analysis (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information And Revenue Analysis
Schedule of disaggregated information of revenues from discontinued operations

	For the year ended December 31,
	2024	2023	2022

Standard cloud-based services	$—	$879,873	$2,100,610
BPO services	—	1,092,397	2,001,452
Business integration services	—	422,605	1,326,009
Other revenues	—	194,948	77,663
Total revenues	$—	$2,589,823	$5,505,734

Schedule of disaggregated information of revenues by geography

	For the year ended December 31,
	2024	2023	2022

Business integration services	$20,000	$280,000	$—
Digital advertising and marketing campaign services	1,417,848	—	—
Total revenues	$1,437,848	$280,000	$—

Disaggregated information of revenues by geography are as follows:

	For the year ended December 31,
	2024	2023	2022

Mainland China	$1,417,848	$2,589,823	$5,505,734
Outside Mainland China	20,000	280,000	—
Total revenues	$1,437,848	$2,869,823	$5,505,734

Schedule of disaggregated information of revenues by geography

	For the year ended December 31,
	2024	2023	2022

Mainland China	$1,417,848	$2,589,823	$5,505,734
Outside Mainland China	20,000	280,000	—
Total revenues	$1,437,848	$2,869,823	$5,505,734